Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 650,000
Previously Paid Amount	0.00
Total Fee Amount	89.77
Total Offset Amount	0.00
Net Fee	89.77
Narrative - Max Aggregate Offering Price	$ 650,000
Final Prospectus	true